UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22284

Hatteras Ramius Advantage Institutional Fund
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant's telephone number, including area code:	(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Hatteras Ramius Advantage Fund

(a Delaware Statutory Trust)

Financial Statements
(Liquidation Basis)

As of and for the Year Ended March 31, 2011

Hatteras Ramius Advantage Fund

(a Delaware Statutory Trust)
(Liquidation Basis)

As of and for the Year Ended March 31, 2011

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Statement of Cash Flows	5
Notes to Financial Statements	6 - 11
Board of Trustees	12
Fund Management	13
Other Information	14

Deloitte & Touche LLP 1700 Market Street Philadelphia, PA 19103-3984 USA Tel: +1 215 246 2300 Fax: +1 215 569 2441 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Hatteras Ramius Advantage Fund:

We have audited the accompanying statement of assets and liabilities (liquidation basis) of Hatteras Ramius Advantage Fund (a Delaware Statutory Trust) (the "Fund") as of March 31, 2011, and the related statements of operations (liquidation basis) and cash flows (liquidation basis) for the year then ended, the statement of changes in net assets (liquidation basis) for the year ended March 31, 2011 and the statement of changes in net assets for the period from November 1, 2009 (commencement of operations) to March 31, 2010. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the financial statements, on January 6, 2011, the Board of Trustees approved a plan of to discontinue operations of the Fund and begin liquidation proceedings.  As a result the Fund changed its basis of accounting from going concern to the liquidation basis.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Hatteras Ramius Advantage Fund as of March 31, 2011, the results of its operations and its cash flows for the year then ended and changes in its net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America applied on the basis described in the preceding paragraph.

May xx, 2011

ONE

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

STATEMENT OF ASSETS AND LIABILITIES
(Liquidation Basis)
March 31, 2011

Assets
Investment in Hatteras Ramius Advantage Institutional Fund, at fair value (cost $4,682,575)	$4,638,024
Cash	18,092
Receivable for redemption from Master Fund	4,677,702
Expense waiver receivable from Investment Manager	71,388
Prepaid assets	3
Total assets	9,405,209
Liabilities
Capital withdrawal	4,677,702
Professional fees payable	10,500
Servicing fee payable	8,245
Accounting and administration fees payable	4,500
Custodian fees payable	350
Other expenses payable	2,675
Total liabilities	4,703,972
Net Assets	$4,701,237

Components of Net Assets:
Shares of beneficial interest	4,597,799
Accumulated net investment loss	-
Accumulated net realized loss on investments	(36,773)
Net unrealized appreciation on investments	140,211
Total Net Assets	$4,701,237

Net asset value per share	$99.03
Number of authorized shares	1,500,000.00
Number of outstanding shares	47,472.33

See notes to financial statements.

TWO

HATTERAS RAMIUS ADVANTAGE FUND

 (a Delaware Statutory Trust)

STATEMENT OF OPERATIONS
(Liquidation Basis)
For the Year Ended March 31, 2011

Net investment loss allocated from Hatteras Ramius Advantage Institutional Fund
Interest	$4,014
Expenses	(577,417)
Expense reimbursement by Investment Manager	301,951
Net investment loss allocated from Hatteras Ramius Advantage Institutional Fund	(271,452)

Fund investment income
Interest	33
Total Fund investment income	33

Fund expenses
Accounting and administration fees	58,231
Registration and blue sky fees	46,711
Servicing fee	32,625
Professional fees	15,917
Insurance fees	2,177
Custodian fees	1,997
Other expenses	11,394
Total Fund expenses before reimbursement	169,052
Expense reimbursement	(132,385)
Net Fund expenses	36,667
Net investment loss	(308,086)

Net realized gain and change in unrealized depreciation on investments allocated from Hatteras Ramius Advantage Institutional Fund
Net realized gain from investments allocated from Hatteras Ramius Advantage Institutional Fund	358,548
Net unrealized depreciation on investments allocated From Hatteras Ramius Advantage Institutional Fund	(118,144)
Net realized gain and change in unrealized depreciation on investments allocated from Hatteras Ramius Advantage Institutional Fund	240,404
Net decrease in net assets resulting from operations	$(67,682)

See notes to financial statements.

THREE

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2011 (Liquidation Basis)	For the period from November 1, 2009 (commencement of operations) to March 31, 2010
Operations:
Net investment loss	$(308,086)	$(127,010)
Net realized gain on investments allocated from Hatteras Ramius Advantage Institutional Fund	358,548	4,629
Net change in unrealized appreciation(depreciation) on investments allocated from Hatteras Ramius Advantage Institutional Fund	(118,144)	258,355

Net change in net assets resulting from operations	(67,682)	135,974

Capital Share Transactions
Capital withdrawals	(4,677,702)	−
Distribution	(167,150)	−
Reinvestment of distribution	167,150	−
Proceeds from shares issued	214,604	9,096,043

Net change in net assets from capital share transactions	(4,463,098)	9,096,043

Total change in net assets	(4,530,780)	9,232,017

Net Assets:
Beginning of year/period	9,232,017	−
End of year/period	$4,701,237 **	$9,232,017	*

* Including accumulated net investment loss of $121,207.
**Including accumulated net investment loss of $0.

See notes to financial statements.

FOUR

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

STATEMENT OF CASH FLOWS
(Liquidation Basis)
For the Year Ended March 31, 2011

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(67,682)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of shares in Hatteras Ramius Advantage Institutional Fund	(401,000)
Proceeds from sales of shares in Hatteras Ramius Advantage Institutional Fund	4,878,419
Decrease in receivable from redemption from Hatteras Ramius Advantage Institutional Fund	(4,677,702)
Net investment loss allocated from Hatteras Ramius Advantage Institutional Fund	271,452
Net realized gain from investments	(358,548)
Net change in unrealized depreciation on investments allocated from Hatteras Ramius Advantage Institutional Fund	118,144
Decrease in prepaid assets	22,047
Increase in expense waiver receivable	(52,174)
Decrease in professional fees payable	(2,083)
Decrease in accounting and administration fees payable	(7,900)
Increase in servicing fees payable	5,557
Decrease in custodian fees payable	(1,108)
Increase in other expenses payable	2,630
Net cash used in operating activities	(269,948)
Cash flows from financing activities:
Proceeds from shares issued	214,604
Net cash provided by financing activities	214,604
Net change in cash and cash equivalents	(55,344)

Cash and cash equivalents at beginning of year	73,436
Cash and cash equivalents at end of year	$18,092

Supplemental Disclosure of Reinvestment of Distribution amount	$167,150

See notes to financial statements.

FIVE

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Year Ended March 31, 2011

1.	ORGANIZATION
Hatteras Ramius Advantage Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Hatteras Capital Investment Management, LLC (“HCIM”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the investment manager to the Master Fund (as defined below) (in such capacity, the “Investment Manager”). Ramius Alternative Solutions LLC (“Ramius”), an investment adviser registered with the SEC under the Advisers Act, serves as sub-adviser to the Master Fund (in such capacity, the “Sub-Adviser”).
On January 6, 2011, the Board of Trustees (the “Board”) of the Fund determined to discontinue investment operations and repurchase all outstanding shares from Shareholders, as soon as practicable.  This decision was made after careful consideration of the Fund’s asset size and current expenses.  In connection with the pending close and repurchases, the Fund discontinued accepting orders for the purchase of Fund shares, effective immediately.  On January 6, 2011, the Board of the Master Fund, a registered closed-end investment company in which the Fund invests substantially all of its assets, has also determined to discontinue investment operations and repurchase all of its outstanding shares from its shareholders as soon as practicable.  The Board, and the Board of the Master Fund, approved two tender offers to Shareholders, with valuation dates of March 31, 2011 and June 30, 2011, as an appropriate method for the Fund (and Master Fund) to make cash available to Shareholders (and shareholders of the Master Fund, including the Fund).  The tender offers are described in more detail below.

The percentage of the Master Fund’s shares owned by the Fund at March 31, 2011 was 85.22%.

2.	SIGNIFICANT ACCOUNTING POLICIES
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), applied on the liquidation basis.  The liquidation basis of accounting is appropriate when liquidation is considered imminent and the Fund is not considered a going concern.  Under this method of accounting assets are stated at their net realizable value and liabilities at their anticipated settlement amounts.

a.	Investment Valuation
The Fund does not make direct investments in securities or financial instruments, and invests substantially all of its assets in the Master Fund.  The Fund records its investment in the Master Fund at fair value.  The Fund’s investment in the Master Fund would be considered level 3 as defined under fair valuation accounting standards.  Valuation of securities held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Master Fund’s financial statements included elsewhere in this report.

As the Fund discontinues investment operations, the net proceeds from the Master Fund’s liquidation of portfolio securities will be invested in cash equivalent securities.  During this time, the Master Fund will hold more cash or cash equivalents than normal, which will likely prevent the Fund from meeting its stated investment objective.

b.	Allocations from the Master Fund
The Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

c.	Fund Level Income and Expenses
Interest income on any cash or cash equivalents held by the Fund will be recognized on an accrual basis. Expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Because the Fund bears its proportionate share of the management fees of the Master Fund, the Fund pays no direct management fee to the Investment Manager.

SIX

HATTERAS RAMIUS ADVANTAGE FUND

 (a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Year Ended March 31, 2011 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income Tax Information and Distributions to Shareholders
The offers to repurchase shares for March 31, 2011 and June 30, 2011 (together, the “Combined Offers”), is expected to result in all Shareholders redeeming 100% of their shares in the Fund.  For federal income tax purposes, it is expected that the Combined Offers will be considered as being made pursuant to a plan of complete liquidation.  In that case, the cash receive from tendering shares in response to the Combined Offers will constitute a nontaxable return of capital to the extent of the tax basis in all shares, and any excess will be taxable to as capital gain.  If shares are held as capital assets, any gain will be capital gain.  If the shares have been held for more than twelve months, any such capital gain will be long-term capital gain, taxable to individual U.S. Shareholders at a maximum federal rate of 15%.  Capital gain on shares held for twelve months or less will be treated as short-term capital gain.

Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return.  As a result, no provision for income taxes is required.  As of March 31, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements.  The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The Fund’s federal tax return is subject to examination by the Internal Revenue Service (IRS) for the period ended December 31, 2009 and the year ended December 31, 2010.  Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date.  Income dividends and capital gain distributions are declared separately.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.  For the year ended March 31, 2011, the Fund paid an ordinary income distribution of $167,150.

Capital accounts within the financial statements are adjusted for permanent book-tax differences.  These adjustments have no impact on net assets or the results of operations.  Temporary book-tax differences will reverse in a subsequent period.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including certain offering, organizational, and registration expenses.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended, March 31, 2011, the following was reclassified:

Shares of beneficial interest	$(196,492)
Accumulated net investment loss	596,442
Accumulated net realized gain on investments	(399,950)

At March 31, 2011, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$80
Gross unrealized depreciation	(44,631)
Net unrealized appreciation (depreciation)	$(44,551)
Tax cost	$4,682,575

SEVEN

HATTERAS RAMIUS ADVANTAGE FUND

 (a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Year Ended March 31, 2011 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income Tax Information and Distributions to Shareholders (continued)
At December 31, 2010 the tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
$-
Accumulated Capital and Other Losses	(36,773)
Unrealized Appreciation / (Depreciation)	(44,551)
Total Accumulated Earnings (Deficit)	$(81,324)

e.	Cash
Cash includes amounts held in interest bearing demand deposit accounts.  Such amounts, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.	Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g.	Recently Issued Accounting Pronouncements
On December 22, 2010, The U.S. government passed the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”).  The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. One of the provisions allows a RIC to carry forward capital losses indefinitely, and retain the character of the original loss.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010.  The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010

3.	RELATED PARTY TRANSACTIONS AND OTHER
In consideration for fund services, the Fund pays the Investment Manager (in such capacity, the "Servicing Agent") a fund servicing fee at the annual rate of 0.35% of the month-end net asset value of the Fund.  The servicing fees payable to the Servicing Agent will be borne by all Shareholders on a pro-rata basis before giving effect to any repurchase of shares in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to shareholders.

The Servicing Agent may waive (to all investors on a pro-rata basis) or pay to third parties all or a portion of any such fees in its sole discretion. The Servicing Agent did not waive any of the servicing fees for the year ended March 31, 2011.

The Investment Manager and Sub-Adviser have contractually agreed to reimburse certain expenses through October 31, 2012, so that the total annual expenses of the Fund (which excludes taxes, interest, brokerage commissions, other transaction-related expenses, any extraordinary expenses of the Fund and Master Fund and any acquired fund fees and expenses of the Fund and Master Fund but includes the fund servicing fee and indirect fees and expenses of the Master Fund) for this period will not exceed 3.35% of the net assets of the Fund on an annualized basis (the “Expense Limitation”).  The agreement automatically renews for one-year terms after the initial period.

EIGHT

HATTERAS RAMIUS ADVANTAGE FUND

 (a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Year Ended March 31, 2011 (continued)

3.	RELATED PARTY TRANSACTIONS AND OTHER (continued)
The agreement may be terminated by the Investment Manager, the Sub-Adviser or the Fund on sixty (60) days’ written notice to the other parties. The Fund will carry forward, for a period not to exceed (3) three years from the date on which a reimbursement is made by the Investment Manager and/or Sub-Adviser, any expenses in excess of the Expense Limitation and repay the Investment Manager and/or Sub-Adviser such amounts, provided the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the Fund’s then effective prospectus.

For the year ending March 31, 2011, the Investment Manager reimbursed the Fund $132,385 for amounts in excess of the Expense Limitation, all of which will be available for potential future repayment until October 31, 2012.

Hatteras Capital Distributors LLC (“HCD”), an affiliate of the Investment Manager, serves as the Fund’s distributor.  HCD receives a monthly distribution fee from the Investment Manager equal to 0.0083% (0.10% on an annualized basis) of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of Master Fund shares).

At March 31, 2011, Shareholders who are affiliated with the Investment Manager owned $100,791 (2.14% of Net Assets) of the Fund.  UMB Bank, N.A. serves as custodian of the Fund’s cash balances and provides custodial services for the Fund. J.D. Clark & Company, a division of UMB Fund Services, Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. The Fund pays a monthly fee to the custodian and administrator based upon average net assets, subject to certain minimums.

4.	RISK FACTORS
An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.  The Master Fund intends to invest substantially all of its available capital in securities of private investment companies.  These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years.  Shareholders should refer to the Fund’s prospectus and corresponding statement of additional information for a more complete list of risk factors.  No guarantee or representation is made that the investment objective will be met.

5.	CAPITAL SHARE TRANSACTIONS
Transactions in shares were as follows:

Shares outstanding, November 1, 2009 (commencement of operations)	−
Shares issued	90,964.79
Shares redeemed	−
Shares outstanding, April 1, 2010	90,964.79
Shares issued	2,088.79
Shares reinvested	1,654.30
Shares redeemed	(47,235.55)
Shares outstanding, March 31, 2011	47,472.33

NINE

HATTERAS RAMIUS ADVANTAGE FUND

 (a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Year Ended March 31, 2011 (continued)

6.	REPURCHASE OF SHARES
The Board has approved the Combined Offers as an appropriate method for the Fund to make cash available to Shareholders for the closing of the Fund. The Fund will make an initial tender offer to Shareholders (in an amount up to approximately 50% of the Fund’s net assets) to purchase shares at their net asset value calculated as of March 31, 2011 (the “March Tender”), and will make a final tender offer to Shareholders to purchase all then-outstanding shares of the Fund at their net asset value calculated as of June 30, 2011 (the “June Tender”).  HCIM does not intend to tender all of its shares and may, despite the fact that the Fund will no longer be accepting subscriptions from outside investors, purchase additional shares, the proceeds of which may be used by the Fund to make payments in connection with the Combined Offers.  Following completion of the June Tender, it is anticipated that HCIM will be the sole shareholder of the Master Fund during the completion of the Master Fund’s liquidation.

7.	INDEMNIFICATION
In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	FINANCIAL HIGHLIGHTS
The financial highlights are intended to help an investor understand the Fund’s financial performance. The total returns in the table represent the rate that a Shareholder would be expected to have earned or lost on an investment in the Fund.  An individual Shareholder’s ratio or return may vary from the table below based on the timing of capital transactions.

The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly net assets and are annualized (except for total return and portfolio turnover ratio) for periods less than a year. The ratios include the Fund’s proportionate share of the Master Fund’s income and expenses and expense reimbursement.

Total return is not annualized and is calculated based on changes in net asset value.  A Shareholder’s individual return may vary from this return based on the timing of share purchases.  The portfolio turnover rate is calculated based on the Master Fund’s investment activity, as turnover occurs at the Master Fund level, and the Fund is typically invested 100% in the Master Fund.

Net Asset Value, November 1, 2009 (commencement of operations)	$100.00
Income from investment operations:
Net investment loss	(1.40)
Net realized and unrealized gain on investment transactions	2.89
Total from investment operations	1.49
Net Asset Value, April 1, 2010	$101.49
Income from investment operations:
Net investment loss	(2.85)
Net realized and unrealized gain on investment transactions	2.19
Total from investment operations	(0.66)
Distributions	(1.80)
Net Asset Value, March 31, 2011	$99.03

TEN

HATTERAS RAMIUS ADVANTAGE FUND

 (a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Year Ended March 31, 2011 (Concluded)

8.	FINANCIAL HIGHLIGHTS (continued)
	For the Year Ended March 31, 2011	For the period from November 1, 2009 (commencement of operations) to March 31, 2010
Total return	(0.62)%	1.49	%3
Net investment loss	(1.15)%	(3.33)%
Operating expenses, excluding reimbursement from Investment Manager	1.81%	12.22	%1
Reimbursement from Investment Manager	(1.42)%	(8.87)%
Net expenses	0.39%	3.35	%2
Net assets, end of period (000’s)	$4,701	$9,232
Portfolio Turnover Rate (Master Fund)	9.52%	3.93	%3

1	Offering costs and organizational expenses, included in operating expenses, are not annualized.
2	Ratios calculated based on total expenses and average net assets and are annualized, except for organizational costs.
3	Not annualized.

9.	SUBSEQUENT EVENTS
Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements except the Board accepted approximately $4,700,000 worth of tender requests which will be effective as of June 30, 2011.

*****

ELEVEN

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

BOARD OF TRUSTEES
(unaudited)

The identity of the Board members (each a “Trustee”) and brief biographical information, as of March 31, 2011, is set forth below.   The business address of each Trustee is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.  The Fund’s statement of additional information includes information about the Trustees and may be obtained without charge by calling the Fund at 1-888-363-2324.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee	Number of Portfolios in Fund Complex’ Overseen by Trustee
INTERESTED TRUSTEE
David B. Perkins* July 18, 1962	President and Chairman of the Board of Trustees of the Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Trustees and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	15
INDEPENDENT TRUSTEES
H. Alexander Holmes May 4, 1942	Trustee; Audit Committee Member of the Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	15
Steve E. Moss February 18, 1953	Trustee; Audit Committee Member of the Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	15
Gregory S. Sellers May 5, 1959	Trustee; Audit Committee Member of the Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	15
Daniel K. Wilson June 22, 1948	Trustee; Audit Committee Member of the Fund	Since Inception	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	9

*Mr. Perkins is deemed to be an “interested” Trustee of the Fund because of his affiliations with the Investment Manager.

TWELVE

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

FUND MANAGEMENT
(unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of March 31, 2011, of each of the persons currently serving as Executive Officers.  The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC  27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex Overseen by Officer
OFFICERS
J. Michael Fields, July 14, 1973	Secretary of the Fund	Since inception
Prior to becoming Secretary of each of the Funds in the Fund Complex in 2008, Mr. Fields was the Treasurer of each of the Funds in the Fund Complex.  Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.
N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Fund	Since inception
Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008.  Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007.  From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.
N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since inception
Mr. Baker joined Hatteras in March 2008 and became Treasurer of each of the funds in the Fund Complex in December 2008.  Mr. Baker serves as the Chief Financial Officer of the Investment Manager and its affiliates.  Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC.  At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.
N/A

THIRTEEN

HATTERAS RAMIUS ADVANTAGE FUND

(a Delaware Statutory Trust)

OTHER INFORMATION
(unaudited)

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FOURTEEN

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Hatteras Ramius Advantage Institutional Fund

(a Delaware Statutory Trust)

Financial Statements
(Liquidation Basis)

As of and for the Year Ended March 31, 2011

Hatteras Ramius Advantage Institutional Fund

 (a Delaware Statutory Trust)
(Liquidation Basis)

As of and for the Year Ended March 31, 2011

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2-3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Statement of Cash Flows	7
Notes to Financial Statements	8-17
Board of Trustees	18
Fund Management	19
Other Information	20

Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984
USA

Tel: +1 215 246 2300
Fax: +1 215 569 2441
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Hatteras Ramius Advantage Institutional Fund:

We have audited the accompanying statement of assets and liabilities (liquidation basis) of Hatteras Ramius Advantage Institutional Fund (a Delaware Statutory Trust) (the " Master Fund"), including the schedule of investments (liquidation basis), as of March 31, 2011, and the related statements of operations (liquidation basis), and cash flows (liquidation basis) for the year then ended, the statement of changes in net assets (liquidation basis) for the year ended March 31, 2011 and the statement of changes in net assets for the period from November 1, 2009 (commencement of operations) to March 31, 2010.  These financial statements are the responsibility of the Master Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2011, by correspondence with the underlying Sub-Managers.  We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the financial statements, on January 6, 2011, the Board of Trustees approved a plan of to discontinue operations of the Master Fund and begin liquidation proceedings.  As a result the Master Fund changed its basis of accounting from going concern to the liquidation basis.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hatteras Ramius Advantage Institutional Fund as of March 31, 2011, the results of its operations and its cash flows for the year then ended and changes in its net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America applied on the basis described in the preceding paragraph.

As discussed in Note 2 to the financial statements, the financial statements include investments valued at $1,041,770 (19.14% of net assets) as of March 31, 2011, whose fair value have been estimated by management in the absence of readily determinable fair values.  Management’s estimates are based primarily on information provided by the underlying Sub-Managers.

May xx, 2011

ONE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

SCHEDULE OF INVESTMENTS
(Liquidation Basis)
March 31, 2011

Investments in Sub-Manager Funds (19.14%)	Cost	Fair Value
Event Driven (5.24%)
Pershing Square International, Ltd. a,b	$207,000	$285,250
Total Event Driven		285,250

Global Macro/Managed Futures (5.81%)
Wexford Offshore Spectrum Fund a,b	300,000	316,451
Total Global Macro/Managed Futures		316,451

Long/Short Equity (4.33%)
SAC Capital International, Ltd. a,b	206,770	235,612
Total Long/Short Equity		235,612

Multi-Strategy/Relative Value (3.76%)
Goldman Sachs Investment Partners Offshore, L.P. a,b	184,000	204,457
Total Multi-Strategy/Relative Value		204,457

Total Investments in Sub-Manager Funds	$897,770	$1,041,770

See notes to financial statements.

TWO

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

SCHEDULE OF INVESTMENTS
(Liquidation Basis)
March 31, 2011

Short-Term Investments (146.55%)

Federated Prime Obligations Fund #10, 0.15% c	$7,975,913	$7,975,913

Total Short-Term Investments (Cost $7,975,913)		7,975,913

Total Investments (Cost $8,873,683) (165.69%)		9,017,683

Liabilities in excess of other assets (-65.69%)		(3,575,309)

Net assets – 100.00%		$5,442,374

a  Non-income producing.
b  Sub-Manager Funds are issued in private placement transactions and as such are restricted as to resale.
c  The rate shown is the annualized 7-day yield as of March 31, 2011.

See notes to financial statements.

THREE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

STATEMENT OF ASSETS AND LIABILITIES
(Liquidation Basis)
March 31, 2011

Assets
Investments in Sub-Manager Funds, at fair value (cost $897,770)	$1,041,770
Investments in Short-Term Investments, at fair value (cost $7,975,913)	7,975,913
Receivable from redemption from Sub-Manager Funds	1,846,008
Due from Investment Manager	153,577
Prepaid assets	1,082
Total assets	11,018,350
Liabilities
Redemption payable	5,490,997
Management fee payable	41,225
Professional fees payable	20,000
Servicing fee payable	10,979
Accounting and administration fees payable	9,775
Custodian fees payable	1,000
Other expense payable	2,000
Total liabilities	5,575,976
Net Assets	$5,442,374

Components of Net Assets:
Shares of beneficial interest	$5,456,668
Accumulated net investment loss	(37,003)
Accumulated net realized loss on investments	(121,291)
Accumulated net unrealized appreciation on investments	144,000
Total Net Assets	$5,442,374

Net asset value per share	$99.22
Number of authorized shares	3,000,000.00
Number of outstanding shares	54,851.58

See notes to financial statements.

FOUR

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

STATEMENT OF OPERATIONS
(Liquidation Basis)
For the Year Ended March 31, 2011

Investment income
Dividend	$4,674
Total investment income	4,674

Operating expenses
Management fee	158,867
Professional fees	114,018
Offering cost	112,328
Accounting and administration fees	92,594
Registration and blue sky fees	46,711
Servicing fee	42,313
Board of Trustees’ fees	37,500
Insurance expense	33,537
Custodian fees	2,930
Other expenses	17,379
Total expenses before reimbursement	658,177
Expense reimbursement	(342,448)
Net expenses	315,729
Net investment loss	(311,055)

Net realized gain and change in unrealized depreciation on investments in Sub-Manager Funds
Net realized gain from investment in Sub-Manager Funds	420,360
Net change in unrealized depreciation on investments in Sub-Manager Funds	(122,397)
Net realized gain and change in unrealized depreciation on investments in Sub-Manager Funds	297,963
Net decrease in net assets resulting from operations	$(13,092)

See notes to financial statements.

FIVE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2011 (Liquidation Basis)	For the period from November 1, 2009 (commencement of operations) to March 31, 2010
Operations:
Net investment loss	$(311,055)	$(116,039)
Net realized gain from investments in Sub-Manager Funds	420,360	4,773
Net change in unrealized appreciation(depreciation) on investments in Sub-Manager Funds	(122,397)	266,397

Net change in net assets resulting from operations	(13,092)	155,131

Capital Share Transactions
Proceeds from shares issued	1,515,289	9,276,043
Distribution	(235,572)	-
Reinvestment of distribution	235,572	-
Capital shares redeemed	(5,490,997)	-

Net change in net assets from capital share transactions	(3,975,708)	9,276,043

Total change in net assets	(3,988,800)	9,431,174

Net Assets:
Beginning of year/period	9,431,174	-
End of year/period	$5,442,374 **	$9,431,174	*

*Including accumulated net investment loss of $101,982.
**Including accumulated net investment loss of $37,003.

See notes to financial statements.

SIX

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

STATEMENT OF CASH FLOWS
(Liquidation Basis)
For the Year Ended March 31, 2011

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(13,092)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of Sub-Manager Funds	(700,000)
Proceeds from redemption of Sub-Manager Funds	8,643,590
Net realized gain from investments in Sub-Manager Funds	(420,360)
Net change in unrealized depreciation on investments in Sub-Manager Funds	122,397
Net purchases of Short-Term Investments	(7,288,798)
Increase in receivable from redemption of Sub-Manager Funds	(1,541,235)
Increase in due from Investment Manager	(91,357)
Decrease in prepaid assets	54,356
Decrease in other assets	112,328
Decrease in professional fees payable	(20,000)
Decrease in accounting and administration fees payable	(8,475)
Increase in management fee payable	29,495
Decrease in custodian fees payable	(3,840)
Increase in servicing fee payable	7,855
Increase in other expense payable	1,847
Net cash used in operating activities	(1,115,289)

Cash flows from financing activities:
Proceeds from shares issued	1,115,289
Net cash provided by financing activities	1,115,289
Net change in cash and cash equivalents	-

Cash at beginning of year	-
Cash at end of year	$-

Supplemental Disclosure of Reinvestment of Distribution amount	$235,572

See notes to financial statements.

SEVEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Year Ended March 31, 2011

1.	ORGANIZATION
Hatteras Ramius Advantage Institutional Fund (the “Master Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Hatteras Capital Investment Management, LLC (“HCIM”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the investment manager to the Master Fund (in such capacity, the “Investment Manager”). Ramius Alternative Solutions LLC (“Ramius”), an investment adviser registered with the SEC under the Advisers Act, serves as sub-adviser to the Master Fund (in such capacity, the “Sub-Adviser”).

On January 6, 2011, the Board of Trustees (the “Board”) of the Master Fund, determined to discontinue investment operations and repurchase all outstanding shares from Shareholders, as soon as practicable.  This decision was made after careful consideration of the Master Fund’s asset size and current expenses.  In connection with the pending close and repurchases, effective immediately, the Master Fund discontinued accepting orders for the purchase of Master Fund shares, effective immediately. The Board approved two tender offers to Shareholders, with valuation dates of March 31, 2011 and June 30, 2011, as an appropriate method for the Fund to make cash available to Shareholders.  The tender offers are described in more detail below.

2.	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), applied on the liquidation basis.  The liquidation basis of accounting is appropriate when liquidation is considered imminent and the Fund is not considered a going concern.  Under this method of accounting assets are stated at their net realizable value and liabilities at their anticipated settlement amounts.

b.	Cash
Cash includes a short-term interest bearing deposit account.  At times, such deposits may be in excess of federally insured limits.  The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.	Valuation of Investments
As the Master Fund discontinues investment operations, the net proceeds from the liquidation of portfolio securities will be invested in cash equivalent securities or Short-Term Investments.  During this time, the Master Fund will hold more cash or cash equivalents than normal, which will likely prevent the Master Fund from meeting its stated investment objective.

Investments held by the Master Fund include:

•
     Investments in Sub-Manager Funds – The Master Fund values interests in the Sub-Manager Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Sub-Manager Funds are subject to the terms of the Sub-Managers’ offering documents.  Valuations of the Sub-Manager Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Sub-Managers Funds’ investment advisers as required by the Sub-Manager Funds’ offering documents. If the Investment Manager determines that the most recent value reported by the Sub-Manager Fund does not represent fair value or if the Sub-Manager Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

EIGHT

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Year Ended March 31, 2011 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Valuation of Investments (continued)

The interests of some Sub-Manager Funds may be valued less frequently than the calculation of the Master Fund’s net asset value.  Therefore, the reported performance of the Sub-Manager Fund may lag the reporting period of the Master Fund.  The Investment Manager has established procedures for reviewing the effect on the Master Fund’s net asset value due to this lag in reported performance of the Sub-Manager Funds.

•
  Investments in Short-Term Investments - Short-Term investment consists of Federated Prime Obligation Fund, an open ended money market fund (“MMF”) incorporated in the United States of America.  The MMF’s objective is to seek and provide current income consistent with the stability of principal.  The MMF invests in a portfolio of short term, high quality, fixed income securities issued by banks, corporations and the U.S. Government.  Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

The Master Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities
•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term for Sub-Manager Funds, etc.)

•	Level 3 - significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

	Level 1		Level 2		Level 3	Total
Event Driven	$	−	$	−	$285,250	$285,250
Global Macro/Managed Futures		−		−	316,451	316,451
Long/Short Equity		−		−	235,612	235,612
Multi-Strategy/Relative Value		−		−	204,457	204,457
Short-Term Investments		7,975,913		−	−	7,975,913
Total		$7,975,913	$	−	$1,041,770	$9,017,683

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value on a reoccurring basis:

NINE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Year Ended March 31, 2011 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
c.      Valuation of Investments (continued)
				Global
	Credit	Event	Long/Short	Macro/Managed	Multi-
Investments	Based	Driven	Equity	Futures	Strategy	Total
Balance as of March 31, 2010	$374,631	$691,245	$-	$-	$379,163	$1,445,039
Net Realized Gain (Loss)	14,737	95,048	10,128	-	64,866	184,779
Change in Unrealized Appreciation (Depreciation)	13,513	(39,444)	17,552	16,451	(3,102)	4,970
Gross Purchases		-	-	300,000	-	300,000
Gross Sales	(402,881)	(791,987)	(106,270)	-	(531,866)	(1,833,004)
Net Transfers in from Level 3*		330,388	314,202	-	295,396	939,986
Balance as of March 31, 2011	$-	$285,250	$235,612	$316,451	$204,457	$1,041,770
* Transfers into or out of Level 3 are represented by the investments’ market value as of January 31, 2011.
**Transfers into Level 3 usually result from Adviser Funds imposing gates or suspending redemptions; transfers out of Level 3 generally occur when lock-up periods on investments in Adviser Funds are lifted.

A listing of the investments held by the Master Fund and their attributes as of March 31, 2011, are shown in the table below.

Investment Category	Event Driven (a)	Global Macro/Managed Futures (b)	Long/Short Equity (c)	Multi- Strategy/Relative Value (d)
Investment	Pershing Square International, Ltd.	Wexford Offshore Spectrum Fund	SAC Capital International, Ltd.	Goldman Sachs Investment Partners Offshore, L.P.
Investment Strategy	Investments in equities and debt, and may include distressed securities	Investments in a global markets across all security types, and may include futures, currencies, and commodities	Investments with exposure to global equity markets	Investments in long and short positions in equity and debt securities
Fair Value (in 000’s)	$285	$316	$236	$204
Unfunded Commitments (in 000’s)	N/A	N/A	N/A	N/A
Remaining Life *	N/A	N/A	N/A	N/A
Redemption Frequency *	Monthly-Annually	Monthly-Quarterly	Monthly-Quarterly	Annually
Notice Period (in Days) *	30-90	30-90	30-65	90
Redemption Restrictions and Terms *	Quarterly limits between 12.5 – 25%	None	Quarterly limits up to 25%	None

*
The information summarized in the table above represents the general terms for the specified asset class.  Individual Sub-Manager Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole.  In addition, most Sub-Manager Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Sub-Manager Funds, would generally be the net asset value as provided by the Sub-Manager Fund or its administrator.  For each of the categories below, the fair value of the Sub-Manager Funds has been estimated using the net asset value of the Sub-Manager Funds.

TEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Year Ended March 31, 2011 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Valuation of Investments (continued)
(a)
This category includes Pershing Square International, Ltd. which invests using Event-Driven strategies.  Event-Driven strategies typically will include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur).  These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Pershing Square International, Ltd. will be redeemed quarterly through September 30, 2012.

(b)
This category includes Wexford Offshore Spectrum Fund which invests in all global markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds.  Sub-Manager Funds in this category may include global macro funds and commodity trading advisors.  Wexford Offshore Spectrum Fund will have a full redemption on June 30, 2011.

(c)
This category includes SAC Capital International, Ltd. which invests primarily in global equity markets and equity market derivatives, but may also include other security types including but not limited to currencies and fixed income.  SAC Capital International, Ltd. will be redeemed quarterly through September 30, 2011.

(d)
This category includes Goldman Sachs Investment Partners Offshore, L.P. which may invest across a range of strategies and long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt.  Goldman Sachs Investment Partners Offshore, L.P. will be redeemed quarterly through September 30, 2011.

d.	Derivatives and Hedging
Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of and for the year ended March 31, 2011, the Master Fund had not entered into any derivative instruments.

e.	Investment Income
Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund.

The Sub-Manager Funds generally do not make regular cash distributions of income and gains and are therefore considered non-income producing securities.  Disbursements received from Sub-Manager Funds are accounted for as a reduction to cost.

f.	Master Fund Expenses
The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board.

g.	Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ELEVEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Year Ended March 31, 2011 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Income Tax Information and Distributions to Shareholders
The offers to repurchase shares for March 31, 2011 and June 30, 2011 (together, the “Combined Offers”), is expected to result in all Shareholders, except HCIM, redeeming 100% of their shares in the Master Fund.  HCIM does not intend to tender all of its shares in the Combined Offers, and may, despite the fact that the Master Fund will no longer be accepting subscriptions from outside investors, purchase additional shares, the proceeds of which may be used by the Master Fund to make payments in connection with the Combined Offers.  For federal income tax purposes, it is expected that the Combined Offers will be considered as being made pursuant to a plan of complete liquidation.  In that case, the cash receive from tendering shares in response to the Combined Offers will constitute a nontaxable return of capital to the extent of the tax basis in all shares, and any excess, will be taxable as capital gain.  If shares are held as capital assets, any gain will be capital gain.  If the shares have been held for more than twelve months, any such capital gain will be long-term capital gain, taxable to individual U.S. Shareholders at a maximum federal rate of 15%.  Capital gain on shares held for twelve months or less will be treated as short-term capital gain.

Each year, the Master Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return.  As a result, no provision for income taxes is required.  As of March 31, 2011, the Master Fund did not have any unrecognized tax benefits in the accompanying financial statements.  The Master Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The Master Fund’s federal tax return is subject to examination by the Internal Revenue Service (IRS) for the period ended December 31, 2009 and the year ended December 31, 2010.  Foreign taxes are provided for based on the Master Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date.  Income dividends and capital gain distributions are declared separately.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.  For the year ended March 31, 2011, the Fund paid an ordinary income distribution of $235,572.

Capital accounts within the financial statements are adjusted for permanent book-tax differences.  These adjustments have no impact on net assets or the results of operations.  Temporary book-tax differences will reverse in a subsequent period.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including certain offering, organizational, and registration expenses.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended March 31, 2011, the following was reclassified:

Shares of beneficial interest	$(65,182)
Accumulated net investment loss	611,606
Accumulated net realized gain on investments	(546,424)

At March 31, 2011, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of year end were as follows:

Gross unrealized appreciation	$144,000
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$144,000
Tax cost	$8,873,683

TWELVE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Year Ended March 31, 2011 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
h.    Income Tax Information and Distributions to Shareholders (continued)

At December 31, 2010, the tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$128,444
Undistributed long-term capital gains	-
$128,444
Accumulated Capital and Other Losses	(116,412)
Unrealized Appreciation / (Depreciation)	-
Total Accumulated Earnings (Deficit)	$12,032

i.	Recently Issued Accounting Pronouncements
On December 22, 2010, The U.S. government passed the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”).  The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. One of the provisions allows a RIC to carry forward capital losses indefinitely, and retain the character of the original loss.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010.  The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

3.	INVESTMENT TRANSACTIONS
Total purchases of Sub-Manager Funds for the year ended March 31, 2011 amounted to $700,000. Total redemptions of Sub-Manager Funds for the year ended March 31, 2011 amounted to $8,643,590.  The cost of investments in Sub-Manager Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Sub-Manager Funds. The Master Fund relies upon actual and estimated tax information provided by the Sub-Manager Funds as to the amounts of taxable income allocated to the Master Fund as of March 31, 2011.

The Master Fund invests substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods.

4.	MANAGEMENT FEES, RELATED PARTY TRANSACTIONS, AND OTHER
The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the "Investment Management Agreement"). Pursuant to its authority under the Investment Management Agreement, the Investment Manager has delegated its responsibility to develop and implement the Master Fund's investment program to the Sub-Adviser.

In consideration for such services, the Master Fund pays the Investment Manager a monthly management fee equal to  0.125% (1.50% on an annualized basis) of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of shares in the Master Fund).

THIRTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Year Ended March 31, 2011 (continued)

4.    MANAGEMENT FEES, RELATED PARTY TRANSACTIONS, AND OTHER (continued)
Effective with the commencement of operations, the Investment Manager and Sub-Adviser entered into a sub-advisory agreement.  Ramius is paid a monthly sub-advisory fee by the Investment Manager equal to 0.0625% (0.75% on an annualized basis) of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of shares in the Master Fund).

Hatteras Capital Distributors LLC (“HCD”), an affiliate of the Investment Manager, serves as the Master Fund’s distributor.  HCD receives a monthly distribution fee from the Investment Manager equal to 0.0083% (0.10% on an annualized basis) of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of shares in the Master Fund).

Each member of the Board who is not an “interested person” of the Master Fund (each an “Independent Trustee”), as defined by the 1940 Act, receives an annual retainer of $10,000.  All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

In consideration for fund services, the Master Fund pays HCIM (in such capacity, the "Servicing Agent") a fund servicing fee at the annual rate of 0.40% of the month-end net asset value of the Master Fund. The servicing fees payable to the Servicing Agent will be borne by all Shareholders of the Master Fund on a pro-rata basis before giving effect to any repurchase of shares in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to Shareholders.

The Servicing Agent may waive (to all investors on a pro-rata basis) or pay to third parties all or a portion of any such fees in its sole discretion. The Servicing Agent did not waive any of the servicing fees for the year ended March 31, 2011.

The Investment Manager and Sub-Adviser have contractually agreed to reimburse certain expenses through October 31, 2012, so that the total annual expenses (excluding taxes, interest, brokerage commissions, other transaction-related expenses, any extraordinary expenses of the Master Fund, as well as any acquired fund fees and expenses) for this period will not exceed 3.00% of the net assets of the Master Fund on an annualized basis (the “Expense Limitation”).  The agreement automatically renews for one-year terms after the initial period.  The agreement may be terminated by the Investment Manager, Sub-Adviser or the Master Fund on sixty (60) days written notice to the other parties. The Master Fund will carry forward, for a period not to exceed (3) three years from the date on which a reimbursement is made by the Investment Manager and/or Sub-Adviser, any expenses in excess of the Expense Limitation and repay the Investment Manager and/or Sub-Adviser such amounts, provided the Master Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the Master Fund’s then effective prospectus.  For the year ended March 31, 2011, the Investment Manager reimbursed the Master Fund $342,448 for amounts in excess of the Expense Limitation, all of which will be available for potential future repayment until October 31, 2012.

At March 31, 2011, Shareholders, who are affiliated with the Investment Manager, owned $338,137 (6.21% of Net Assets) of the Master Fund.

5.	ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT
In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays J.D. Clark & Company, a division of UMB Fund Services, Inc. (the “Administrator”), a monthly administration fee based on the month-end net asset value of the Master Fund.  The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost.  For year ended March 31, 2011, the total accounting and administration fee was $92,594, and is included in the Statement of Operations under Accounting and Administrative Fees.

FOURTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Year Ended March 31, 2011 (continued)

5.	ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT (continued)
UMB Bank, N.A. serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

6.	RISK FACTORS
An investment in the Master Fund involves significant risks, including leverage risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Sub-Manager Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Investment Manager on behalf of the Master Fund.  Sub-Manager Funds may have initial lock-up periods, the ability to suspend redemptions, or employ the use of side pockets, all of which may affect the Master Fund’s liquidity in the Sub-Manager Funds.  Sub-Manager Funds generally require the Investment Manager to provide advanced notice of its intent to redeem the Master Fund’s total or partial interest and may delay or deny a redemption request depending on the Sub-Manager Funds’ governing agreements. Shares in the Master Fund provide limited liquidity since Shareholders will not be able to redeem shares on a daily basis because the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of shares and should be viewed as a long-term investment.  Shareholders should refer to the Master Fund’s prospectus and statement of additional information for a more complete list of risk factors.  No guarantee or representation is made that the investment objective will be met.

7.	CAPITAL SHARE TRANSACTIONS
Transactions in shares were as follows:

Shares outstanding, November 1, 2009 (commencement of operation)	−
Shares issued	92,762.60
Shares redeemed	−
Shares outstanding, April 1, 2010	92,762.60
Shares issued	15,110.40
Shares reinvested	2,321.59
Shares redeemed	(55,343.01)
Shares outstanding, March 31, 2011	54,851.58

8.	REPURCHASE OF SHARES
The Board has approved the Combined Offers as an appropriate method for the Master Fund to make cash available to Shareholders for the closing of the Master Fund. The Master Fund will make an initial tender offer to Shareholders (in an amount up to approximately 50% of the Master Fund’s net assets) to purchase shares at their net asset value calculated as of March 31, 2011 (the “March Tender”), and will make a final tender offer to Shareholders to purchase all then-outstanding shares of the Master Fund at their net asset value calculated as of June 30, 2011 (the “June Tender”).  HCIM does not intend to tender all of its shares and may, despite the fact that the Master Fund will no longer be accepting subscriptions from outside investors, purchase additional shares, the proceeds of which may be used by the Master Fund to make payments in connection with the Combined Offers.  Following completion of the June Tender, it is anticipated that HCIM will be the sole shareholder of the Fund, during the completion of the Master Fund’s liquidation.

FIFTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Year Ended March 31, 2011 (continued)

9.	INDEMNIFICATION
In the normal course of business, the Master Fund enters into contracts that provide general indemnifications.  The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.	FINANCIAL HIGHLIGHTS
The financial highlights are intended to help an investor understand the Master Fund’s financial performance. The total returns in the table represent the rate that a shareholder would be expected to have earned or lost on an investment in the Master Fund.  An individual Shareholder’s ratio or return may vary from the table below based on the timing of shares purchases.

The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly net assets and have been annualized for periods less than a year.

Total Return is not annualized and is calculated based on changes in net asset value. An individual Shareholder’s return may vary from this return based on the timing of capital transactions.

Net Asset Value, November 1, 2009 (Commencement of Operations)	$100.00
Income from investment operations:
Net investment loss	(1.25)
Net realized and unrealized gain on investment transactions	2.92
Total from investment operations	1.67
Net Asset Value, April 1, 2010	$101.67
Income from investment operations:
Net investment loss	(4.79)
Net realized and unrealized gain on investment transactions	4.52
Total from investment operations	(0.27)
Distribution	(2.18)
Net Asset Value, March 31, 2011	$99.22

	For the Year Ended March 31, 2011	For the period from November 1, 2009 (commencement of operations) to March 31, 2010
Total return	(0.29)%	1.67	%3
Net investment loss	(2.96)%	(2.98)%
Operating expenses, excluding reimbursement from Investment Manager	6.26%	10.01	%1
Reimbursement from Investment Manager	(3.26)%	(7.01)%
Net expenses	3.00%	3.00	%2
Net assets, end of period (000’s)	$5,442	$9,431
Portfolio Turnover Rate (Master Fund)	9.52%	3.93	%3

1	Offering costs and organizational expenses, included in operating expenses, are not annualized.
2	Ratios calculated based on total expenses and average net assets and are annualized, except for organizational costs.
3	Not Annualized

SIXTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS
(Liquidation Basis)
For the Year Ended March 31, 2011 (Concluded)

11.	SUBSEQUENT EVENTS
Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements except the Board accepted approximately $5,500,000 worth of tender requests which will be effective as of June 30, 2011.

*****

SEVENTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

BOARD OF TRUSTEES

(Unaudited)

The identity of the Board members (each a “Trustee”) and brief biographical information, as of March 31, 2011, is set forth below.   The business address of each Trustee is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.  The Master Fund’s statement of additional information includes information about the Trustees and may be obtained without charge by calling the Master Fund at 1-888-363-2324.

Name & Date of Birth	Position(s) Held with the Master Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Trustee	Number of Portfolios in Fund Complex Overseen by Trustee
INTERESTED TRUSTEE
David B. Perkins* July 18, 1962	President and Chairman of the Board of Trustees of the Master Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Trustees and President of the Master Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	15
INDEPENDENT TRUSTEES
H. Alexander Holmes May 4, 1942	Trustee; Audit Committee Member of the Master Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	15
Steve E. Moss February 18, 1953	Trustee; Audit Committee Member of the Master Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	15
Gregory S. Sellers May 5, 1959	Trustee; Audit Committee Member of the Master Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	15
Daniel K. Wilson June 22, 1948	Trustee; Audit Committee Member of the Master Fund	Since Inception	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	9

*Mr. Perkins is deemed to be an “interested” Trustee of the Master Fund because of his affiliations with the Investment Manager.

EIGHTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

FUND MANAGEMENT

(Unaudited)
Set forth below is the name, date of birth, position with the Master Fund, length of term of office, and the principal occupation for the last five years, as of March 31, 2011, of each of the persons currently serving as Executive Officer.  The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC  27615.

Name & Date of Birth	Position(s) Held with the Master Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex Overseen by Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of the Master Fund	Since Inception
Prior to becoming Secretary of each of the funds in the Fund Complex in 2008, Mr. Fields was the Treasurer of each of the funds in the Fund Complex.  Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.
N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Master Fund	Since Inception
Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008.  Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007.  From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.
N/A
Robert Lance Baker September 17, 1971	Treasurer of the Master Fund	Since Inception
Mr. Baker joined Hatteras in March 2008 and became Treasurer of each of the funds in the Fund Complex in December 2008.  Mr. Baker serves as the Chief Financial Officer of the Investment Manager and its affiliates.  Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC.  At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.
N/A

NINETEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules
The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TWENTY

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

PRIVACY POLICY

(Unaudited) (Continued)

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•           Social Security number
•           account balances
•           account transactions
•           transaction history
•           wire transfer instructions
•           checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

TWENTY-ONE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

PRIVACY POLICY

(Unaudited) (Continued)

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?
We collect your personal information, for example, when you

•      open an account

•      provide account information

•      give us your contact information
•      make a wire transfer
•      tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

•      sharing for affiliates’ everyday business purposes – information about your creditworthiness
•      affiliates from using your information to market to you

•      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

•      Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC,  registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Multi-Strategy 3(c)(1) Fund, L.P., Hatteras Multi-Strategy Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

TWENTY-TWO

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

 (a Delaware Statutory Trust)

PRIVACY POLICY

(Unaudited) (Concluded)

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Hatteras Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P., Hatteras Multi-Strategy TEI Institutional Fund, L.P., Hatteras Ramius Advantage Fund, Hatteras Ramius Advantage Institutional Fund, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Underlying Funds Trust, and Hatteras Alternative Mutual Funds Trust.

TWENTY-THREE

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Messrs. Steve E. Moss, H. Alexander Holmes , Gregory S. Sellers and Daniel K. Wilson are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $42,500 for 2010 and $15,000 for 2011.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2010 and $0 for 2011.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2010 and $0 for 2011.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2010 and $0 for 2011.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

HATTERAS CAPITAL INVESTMENT MANAGEMENT, LLC
HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

PROXY VOTING POLICY

This statement sets forth the policy of Hatteras Capital Investment Management , LLC ("Hatteras") with respect to the exercise of corporate actions and proxy voting authority of client accounts.

The Fund invests substantially all of its assets in Sub-Manager Accounts and securities of Sub-Manager Funds, which include, but are not limited to, private partnerships, limited liability companies or similar entities managed by Sub-Managers (commonly referred to as “hedge funds”). To the extent that the Fund receives notices or proxies from Sub-Manager Funds (or receives proxy statements or similar notices in connection with any other portfolio securities) and the Fund has voting interests in such Sub-Manager Funds, the Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to the Joint Investment Committee, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests. Generally, once the Joint Investment Committee has determined to vote on a proxy, it will instruct the personnel of the Sub-Adviser to implement its voting instructions. In general, the Joint Investment Committee believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund.

The Joint Investment Committee will generally recommend voting to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company's charter or by-laws, changes in the board of directors and compensation of outside directors. The Joint Investment Committee will generally recommend voting in favor of management or shareholder proposals that the Joint Investment Committee believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company's board of directors and management and maintain or increase the rights of shareholders.

On non-routine matters, the Joint Investment Committee will generally recommend voting in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and Shareholder rights plans so long as such proposals are in the best economic interests of the Fund.

In exercising its voting discretion, the Joint Investment Committee will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Investment Manager or the Sub-Adviser (or an affiliate of the Investment Manager or Sub-Adviser), any issuer of a security for which the Investment Manager or the Sub-Adviser (or an affiliate of the Investment Manager or Sub-Adviser) acts as sponsor, advisor, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom the Investment Manager or the Sub-Adviser (or an affiliate of the Investment Manager or Sub-Adviser) has an existing material contract or business relationship not entered into in the ordinary course of business (the Investment Manager or the Sub-Adviser and such other persons having an interest in the matter being called "Interested Persons"), the Joint Investment Committee will make written disclosure of the conflict to the Independent Trustees of the Fund indicating how the Joint Investment Committee proposes to vote on the matter and its reasons for doing so. If the Joint Investment Committee does not receive timely written instructions as to voting or non-voting on the matter from the Fund's Independent Trustees, the Joint Investment Committee may take any of the following actions which it deems to be in the best interests of the Fund: (i) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (ii) vote on the matter in the manner proposed to the Independent Trustees if the vote is against the interests of all Interested Persons; or (3) refrain from voting on the matter.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Fund's Form N-PX filing is available: (i) without charge, upon request, by calling 1-800-390-1560; or (ii) by visiting the SEC's website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Investment Committee, who are primarily responsible for the day-to-day portfolio management of the Master Fund as of June 6, 2011:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member

Robert L. Worthington	President of the Investment Manager	Since February 2007
Mr. Worthington became the President of the Investment Manager in February 2007. Previously, Mr. Worthington was Managing Director at JPMorgan Asset Management from 2004 to 2006. Mr. Worthington joined JPMorgan Asset Management in 2004 after its purchase of Undiscovered Managers, LLC, where he had been President from 2001 and a Managing Director for the three years prior.
Portfolio Management

Michael P. Hennen	Director of Public Investments of the Investment Manager	Since Inception	Mr. Hennen became a Director of Public Investments in 2009. Previously, Mr. Hennen was a Vice President at Morgan Stanley from 2000 to 2009.	Portfolio Management
Thomas W. Strauss	President and Chief Executive Officer of the Sub-Adviser	Since Inception
Mr. Strauss became the President and Chief Executive Officer in 2009. Previously, Mr. Strauss was a Managing Member and a member of the Executive Committee of RCG Holdings LLC (formerly known as Ramius LLC) from 1995 to 2009.
Portfolio Management
Stuart Davies	Managing Director and Chief Investment Officer of the Sub-Adviser	Since Inception
Mr. Davies became a Managing Director and Chief Investment Officer in January 2009. Previously, Mr. Davies was a Managing Director and Global Head of Investments at Ivy Asset Management from 2005 through 2008.
Portfolio Management
Hiren Patel	Managing Director of the Sub-Adviser and Head of the Portfolio Solutions Group	Since Inception	Mr. Patel became a Managing Director and Head of the Portfolio Solutions Group in 2007. Previously, Mr. Patel was a Senior Portfolio Manager with Ramius LLC since 1998.	Portfolio Management
Vikas Kapoor	Managing Director and Head of Portfolio Construction and Risk Management of the Sub-Adviser	Since January 2010
Mr. Kapoor became a Managing Director and Head of Portfolio Construction and Risk Management of the Sub-Adviser in June 2008. Previously, Mr. Kapoor was a Managing Director at Arden Asset management from 2006 through 2008 and was at Deutsche Bank/Bankers Trust from 1996 through 2005.
Portfolio Management

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Hatteras Ramius Advantage Institutional Fund and Hatteras Ramius Advantage Fund, for which the members of the Investment Committee of the Investment Manager are primarily responsible for the day-to-day portfolio management as of March 31, 2011:

Name of Investment Committee Member	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance

Robert L. Worthington	Registered Investment Companies	2	$24,724,276	1	$14,775,145
	Other Pooled Investment Vehicles	2	$32,514,917	1	$4,000,000
	Other Accounts	0	$0	0	$0

Michael P. Hennen	Registered Investment Companies	6	$355,526,250	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	0	0	$0

Thomas W. Strauss	Registered Investment Companies	2	$38,676,634	1	$27,642,051
	Other Pooled Investment Vehicles	25	$718,727,391	16	$440,990,968
	Other Accounts	19	$2,439,251,901	8	$652,457,238

Stuart Davies	Registered Investment Companies	2	$38,676,634	1	$27,642,051
	Other Pooled Investment Vehicles	25	$718,727,391	16	$440,990,968
	Other Accounts	19	$2,439,251,901	8	$652,457,238

Hiren Patel	Registered Investment Companies	2	$38,676,634	1	$27,642,051
	Other Pooled Investment Vehicles	25	$718,727,391	16	$440,990,968
	Other Accounts	19	$2,439,251,901	8	$652,457,238

Vikas Kapoor	Registered Investment Companies	2	$38,676,634	1	$27,642,051
	Other Pooled Investment Vehicles	25	$718,727,391	16	$440,990,968
	Other Accounts	19	$2,439,251,901	8	$652,457,238

Potential Conflicts of Interests

Messrs. Worthington, Hennen, Strauss, Davies, Patel and Kapoor are responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. They may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the registrant and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Investment Manager and Sub-Adviser have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Investment Manager and Sub-Adviser have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3)   Compensation Structure of Portfolio Manager(s) or Management Team Members
The compensation of the HCIM members of the Joint Investment Committee includes a combination of the following: (i) fixed annual salary; and (ii) a discretionary bonus tied to the overall profitability of the Investment Manager and their affiliates, as applicable.

Compensation for the Ramius portfolio managers is a combination of a fixed salary and a discretionary bonus. The Sub-Adviser pays the portfolio managers’ compensation in cash. The discretionary bonus is not tied directly to the performance or the value of assets of the Fund or any other fund managed by the Sub-Adviser. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the Sub-Adviser, execution of managerial responsibilities, quality of client interactions and teamwork support. As part of their compensation, portfolio managers also have 401k plans that enable employees to direct a percentage of their pre-tax salary and bonus without any contribution from the Sub-Adviser into a tax-qualified retirement plan. In addition, senior portfolio managers receive discretionary, non-voting equity-based compensation, a portion of which is reinvested into the Sub-Adviser’s flagship fund-of-hedge funds product, and which is determined, in part, based on the profits earned by the Sub-Adviser. All portfolio managers are also eligible to participate in profit-sharing plans created for employees of Ramius, pursuant to which a fixed dollar amount of profit sharing is paid in equal amounts to such employees.

(a)(4) Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee in the Master Fund as of March 31, 2011:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned

Robert L. Worthington	$100,001 to $500,000*
Michael P. Hennen	$10,001-$50,000
Thomas W. Strauss	$0
Stuart Davies	$0
Hiren Patel	$0
Vikas Kapoor	$0

•
    HCIM, of which Mr. Worthington is a Managing Member, owned between $100,001 - $500,000 of shares of Hatteras Ramius Advantage Fund, which in turn owns $100,000 - $500,000 shares of the Master Fund as of March 31, 2011.

(b)       Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Hatteras Ramius Advantage Institutional Fund

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	June 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	June 6, 2011

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	June 6, 2011
* Print the name and title of each signing officer under his or her signature.